Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Other Noncurrent Assets [abstract]
Cash surrender value of life insurance policies		$ 376	$ 370
Deferred commissions		90	98
Net defined benefit plan surpluses		45	40
Other non-current assets	[1]	114	117
Total other non-current assets		$ 625	$ 625

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $98 million and $89 million as of June 30, 2025 and December 31, 2024, respectively (see note 18).